ADVANCE TO SELLERS	3 Months Ended
Mar. 31, 2020
ADVANCE TO SELLERS
ADVANCE TO SELLERS

8. ADVANCE TO SELLERS

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Advance to sellers	692,714	288,550	134,214
Less: allowance for doubtful accounts/provision for credit losses	—	—	(1,688)
	692,714	288,550	132,526

The movement of allowance for doubtful accounts/provision for credit losses for the year ended December 31, 2017, 2018 and 2019, and the three months ended March 31, 2020, was as follows:

For the three months
ended March 31,
2020
RMB
(Unaudited)
Beginning balance as of December 31, 2019	—
Cumulative effect of adopting ASU 2016-13	(31,577)
Addition	(65,659)
Write-off	95,548
Ending balance as of March 31, 2020	(1,688)

When facilitating used car transaction, the Group connects the sellers and buyers and provides service in relation to the cash flow remittance, for example, the Group collects the cash from buyers and remits to sellers. The balance represents the prepayments to sellers by the Group. Due to the Divestiture Transactions, the Group no longer conducted 2B business, and uncollected balance related with 2B business as of March 31, 2020 was written off.